Exhibit 99.1

World Omni Auto Receivables Trust 2022-B

Monthly Servicer Certificate

August 31, 2023

Dates Covered
Collections Period	08/01/23 - 08/31/23
Interest Accrual Period	08/15/23 - 09/14/23
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/23	560,170,324.52	31,561
Yield Supplement Overcollateralization Amount 07/31/23	45,740,356.92	0
Receivables Balance 07/31/23	605,910,681.44	31,561
Principal Payments	23,775,243.81	1,498
Defaulted Receivables	636,536.98	32
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/23	43,237,817.30	0
Pool Balance at 08/31/23	538,261,083.35	30,031

Pool Statistics	$ Amount	# of Accounts
Pool Factor	53.65%
Prepayment ABS Speed	1.44%
Aggregate Starting Principal Balance	1,083,969,917.66	44,920

Delinquent Receivables:
Past Due 31-60 days	8,051,330.14	324
Past Due 61-90 days	2,519,957.55	107
Past Due 91-120 days	528,851.22	17
Past Due 121+ days	0.00	0
Total	11,100,138.91	448

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.91%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.52%
Delinquency Trigger Occurred	NO

Recoveries	508,986.31
Aggregate Net Losses/(Gains) - August 2023	127,550.67
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.25%
Prior Net Losses/(Gains) Ratio	0.48%
Second Prior Net Losses/(Gains) Ratio	0.24%
Third Prior Net Losses/(Gains) Ratio	0.37%
Four Month Average	0.34%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.30%

Overcollateralization Target Amount	4,915,858.40
Actual Overcollateralization	4,915,858.40
Weighted Average Contract Rate	4.27%
Weighted Average Contract Rate, Yield Adjusted	8.60%
Weighted Average Remaining Term	47.63

Flow of Funds	$ Amount
Collections	26,451,918.16
Investment Earnings on Cash Accounts	33,298.15
Servicing Fee	(504,925.57)
Transfer to Collection Account	-
Available Funds	25,980,290.74

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,459,093.96
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	87,516.67
(5) Noteholders' Second Priority Principal Distributable Amount	2,117,708.25
(6) Class C Interest	44,987.50
(7) Noteholders' Third Priority Principal Distributable Amount	14,750,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,915,858.40
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,605,125.96

Total Distributions of Available Funds	25,980,290.74

Servicing Fee	504,925.57
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	938,920,000.00
Original Class B	29,500,000.00
Original Class C	14,750,000.00

Total Class A, B, & C
Note Balance @ 08/15/23	555,128,791.60
Principal Paid	21,783,566.65
Note Balance @ 09/15/23	533,345,224.95

Class A-1
Note Balance @ 08/15/23	0.00
Principal Paid	0.00
Note Balance @ 09/15/23	0.00
Note Factor @ 09/15/23	0.0000000%

Class A-2a
Note Balance @ 08/15/23	108,471,154.13
Principal Paid	15,248,496.66
Note Balance @ 09/15/23	93,222,657.47
Note Factor @ 09/15/23	37.6201200%

Class A-2b
Note Balance @ 08/15/23	46,487,637.47
Principal Paid	6,535,069.99
Note Balance @ 09/15/23	39,952,567.48
Note Factor @ 09/15/23	37.6201200%

Class A-3
Note Balance @ 08/15/23	266,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	266,000,000.00
Note Factor @ 09/15/23	100.0000000%

Class A-4
Note Balance @ 08/15/23	89,920,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	89,920,000.00
Note Factor @ 09/15/23	100.0000000%

Class B
Note Balance @ 08/15/23	29,500,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	29,500,000.00
Note Factor @ 09/15/23	100.0000000%

Class C
Note Balance @ 08/15/23	14,750,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	14,750,000.00
Note Factor @ 09/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,591,598.13
Total Principal Paid	21,783,566.65
Total Paid	23,375,164.78

Class A-1
Coupon	1.54800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	2.77000%
Interest Paid	250,387.58
Principal Paid	15,248,496.66
Total Paid to A-2a Holders	15,498,884.24

Class A-2b
One-Month SOFR	5.18851%
Coupon	5.75851%
Interest Paid	230,519.04
Principal Paid	6,535,069.99
Total Paid to A-2b Holders	6,765,589.03

Class A-3
Coupon	3.25000%
Interest Paid	720,416.67
Principal Paid	0.00
Total Paid to A-3 Holders	720,416.67

Class A-4
Coupon	3.44000%
Interest Paid	257,770.67
Principal Paid	0.00
Total Paid to A-4 Holders	257,770.67

Class B
Coupon	3.56000%
Interest Paid	87,516.67
Principal Paid	0.00
Total Paid to B Holders	87,516.67

Class C
Coupon	3.66000%
Interest Paid	44,987.50
Principal Paid	0.00
Total Paid to C Holders	44,987.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.6188433
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.1564599
Total Distribution Amount	23.7753032

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.0104422
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	61.5354990
Total A-2a Distribution Amount	62.5459412

A-2b Interest Distribution Amount	2.1706124
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	61.5354990
Total A-2b Distribution Amount	63.7061114

A-3 Interest Distribution Amount	2.7083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.7083333

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	2.9666668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.9666668

C Interest Distribution Amount	3.0500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.0500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	97.21
Noteholders' Third Priority Principal Distributable Amount	677.12
Noteholders' Principal Distributable Amount	225.67

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/23	4,915,858.40
Investment Earnings	21,958.93
Investment Earnings Paid	(21,958.93)
Deposit/(Withdrawal)	-
Balance as of 09/15/23	4,915,858.40
Change	-

Required Reserve Amount	4,915,858.40

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,348,868.76	$3,769,300.72	4,457,677.81
Number of Extensions	160	144	160
Ratio of extensions to Beginning of Period Receivables Balance	0.72%	0.60%	0.68%